Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	Note 12 — Subsequent Events All material subsequent events have been included within footnotes 1, 4, 5, 6 and 10 of the Consolidated Financial Statements.